Debt and standby letters of credit facilities - 2007 SIG Senior Notes and Old Lyme Note (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 25, 2017	Mar. 15, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Sep. 30, 2018	Dec. 31, 2017
Debt and standby letters of credit facilities
Debt			$ 396.2			$ 697.7	$ 723.2
2007 SIG Senior Notes
Debt and standby letters of credit facilities
Debt, at face value			400.0
Loss on retirement of debt			5.7
Write off of deferred issuance costs			0.1
Loss from interest rate hedge recorded in other comprehensive income		$ 2.4
Unamortized loss remaining in accumulated other comprehensive income			$ 0.1
Effective yield (as a percent)			6.50%
Interest expense, inclusive of amortization of issuance costs			$ 31.2	$ 26.3
Old Lyme Note
Debt and standby letters of credit facilities
Effective yield (as a percent)			3.60%
Payment made on retirements	$ 3.8
Term of credit facility					5 years
Debt			$ 3.7		$ 2.1
Percentage of principal amount of debt subject to upward or downward adjustments					50.00%
Principal amount of debt subject to upward or downward adjustment					$ 6.0
Amount of debt available for loss reserve development					3.4
Amount of debt available for loss reserve position					$ 1.7